Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ConfirmMDx [Member]
Trade and Other Receivables (Details) [Line Items]
Trade accounts receivable	$ 3,805,000	$ 3,438,000
SelectMDx [Member]
Trade and Other Receivables (Details) [Line Items]
Trade accounts receivable	$ 593,000	$ 316,000